Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Leases
2023	$ 52,818
2024	0
2025	0
2026	0
2027 - 2030	0
Finance lease obligations	52,818	$ 54,237
Amounts representing interest and deferred finance fees	(9,663)	(10,594)
Finance lease obligations, net of interest and deferred finance fees	$ 43,155	$ 43,643